Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
USDC [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	$ 34	$ 2
USDC [Member] | Level 1 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	34	2
USDC [Member] | Level 2 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
USDC [Member] | Level 3 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Receivables [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,491	974
Cryptocurrency-Settled Receivables [Member] | Level 1 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,491	974
Cryptocurrency-Settled Receivables [Member] | Level 2 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Receivables [Member] | Level 3 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	22,092	24,595
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Level 1 | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Level 2 | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment A, B, D and E in Unlisted Equity Instrument [Member] | Level 3 | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	22,092	24,595
Investment F, I and J in unlisted equity instruments [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	3,434	3,102
Investment F, I and J in unlisted equity instruments [Member] | Level 1 | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment F, I and J in unlisted equity instruments [Member] | Level 2 | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment F, I and J in unlisted equity instruments [Member] | Level 3 | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	3,434	3,102
Investment C in Unlisted Equity Instrument [Member] | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	9,557	10,284
Investment C in Unlisted Equity Instrument [Member] | Level 1 | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment C in Unlisted Equity Instrument [Member] | Level 2 | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment C in Unlisted Equity Instrument [Member] | Level 3 | Market Calibration Method [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	9,557	10,284
Investment G in Unlisted Debt Instrument [Member] | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,000	1,000
Investment G in Unlisted Debt Instrument [Member] | Level 1 | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment G in Unlisted Debt Instrument [Member] | Level 2 | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment G in Unlisted Debt Instrument [Member] | Level 3 | Net Asset Value [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	1,000	1,000
Investment H in Unlisted Debt Instrument [Member] | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	3,540
Investment H in Unlisted Debt Instrument [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		3,540
Investment H in Unlisted Debt Instrument [Member] | Level 1 | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 1 | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 2 | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 2 | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Investment H in Unlisted Debt Instrument [Member] | Level 3 | Recent Transaction Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	3,540
Investment H in Unlisted Debt Instrument [Member] | Level 3 | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value		3,540
Cryptocurrency-Settled Payables [Member] | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	24,677	21,372
Cryptocurrency-Settled Payables [Member] | Level 1 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	24,677	21,372
Cryptocurrency-Settled Payables [Member] | Level 2 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Cryptocurrency-Settled Payables [Member] | Level 3 | Quoted Price [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	437,953	763,939
Derivative Liabilities [Member] | Level 1 | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Level 2 | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value
Derivative Liabilities [Member] | Level 3 | Binomial Model [Member]
Schedule of Financial Instruments Measured at Fair Value [Line Items]
Financial assets at fair value	$ 437,953	$ 763,939